UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7120

        Nuveen Insured Florida Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Insured Florida Premium Income Municipal Fund (NFL)
September 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 2.5%

$5,325	Escambia County Housing Finance Authority, Florida, Dormitory Revenue Bonds, University of West	6/09 at 101.00	AAA	$ 5,874,274
	Florida Foundation Inc. Project, Series 1999, 5.750%, 6/01/31 - MBIA Insured

	Healthcare - 12.4%

2,000	Brevard County Health Facilities Authority, Florida, Hospital Revenue Bonds, Holmes Regional	10/06 at 101.00	AAA	2,149,160
	Medical Center Project, Series 1996, 5.625%, 10/01/14 - MBIA Insured

2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	AAA	3,142,275
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 - MBIA Insured

5,000	Lee County Hospital Board of Directors, Florida, Fixed-Rate Hospital Revenue Bonds, Lee Memorial	4/07 at 102.00	AAA	5,448,050
	Health System, Series 1997A, 5.750%, 4/01/22 - MBIA Insured

7,220	Miami-Dade County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	7,450,823
	Children's Hospital, Series 2001A, 5.125%, 8/15/26 - AMBAC Insured

5,000	North Broward Hospital District, Florida, Revenue Refunding and Improvement Bonds, Series 1997,	1/07 at 101.00	AAA	5,296,100
	5.375%, 1/15/24 - MBIA Insured

5,255	Polk County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	3/05 at 100.50	AAA	5,325,312
	Winter Haven Hospital Project, Series 1985-2, 6.250%, 9/01/15 - MBIA Insured

	Housing/Multifamily - 14.7%

980	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing Revenue	6/07 at 102.00	AAA	1,017,191
	Refunding Bonds, Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27 (Alternative Minimum Tax)

	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Refunding Bonds,
	Saxon Manor Isles Project, Series 1998A, Subseries 1:
1,040	5.350%, 9/01/18 (Alternative Minimum Tax) - FSA Insured	3/08 at 101.00	AAA	1,082,338
1,400	5.400%, 9/01/23 (Alternative Minimum Tax) - FSA Insured	3/08 at 101.00	AAA	1,439,592

	Collier County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Saxon Manor
	Isles Project, Series 1998B:
1,260	5.350%, 9/01/18 (Alternative Minimum Tax) - FSA Insured	3/08 at 101.00	AAA	1,311,295
1,000	5.400%, 9/01/23 (Alternative Minimum Tax) - FSA Insured	3/08 at 101.00	AAA	1,028,280

	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta Pointe
	Apartments Project, Series 1997A:
1,230	5.650%, 9/01/17 (Alternative Minimum Tax) - FSA Insured	9/07 at 101.00	AAA	1,283,062
1,890	5.750%, 9/01/29 (Alternative Minimum Tax) - FSA Insured	9/07 at 101.00	AAA	1,939,461

1,400	Florida Housing Finance Agency, Housing Revenue Bonds, Riverfront Apartments, Series 1997A,	4/07 at 102.00	AAA	1,461,894
	6.250%, 4/01/37 (Alternative Minimum Tax) - AMBAC Insured

1,590	Florida Housing Finance Agency, Housing Revenue Bonds, Williamsburg Village Apartments, Series	12/05 at 102.00	AAA	1,644,426
	1995E, 6.100%, 12/01/20 (Alternative Minimum Tax) - AMBAC Insured

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Turtle Creek Apartments, Series 1996C-1,	5/06 at 102.00	AAA	1,041,240
	6.100%, 5/01/16 (Alternative Minimum Tax) - AMBAC Insured

	Florida Housing Finance Agency, Housing Revenue Bonds, Sterling Palms Apartments, Series 1996D-1:
1,000	6.300%, 12/01/16 (Alternative Minimum Tax) - AMBAC Insured	6/06 at 102.00	AAA	1,043,910
1,500	6.400%, 12/01/26 (Alternative Minimum Tax) - AMBAC Insured	6/06 at 102.00	AAA	1,557,120

750	Florida Housing Finance Agency, Housing Revenue Bonds, Crossings at Indian Run Apartments, Series	12/06 at 102.00	AAA	778,328
	1996V, 6.100%, 12/01/26 (Alternative Minimum Tax) - AMBAC Insured

2,500	Florida Housing Finance Corporation, GNMA Collateralized Housing Revenue Bonds, Raintree	9/10 at 102.00	AAA	2,611,900
	Apartments, Series 2000J-1, 5.950%, 3/01/35 (Alternative Minimum Tax)

2,080	Florida Housing Finance Corporation, GNMA Collateralized Housing Revenue Bonds, Cobblestone	12/10 at 102.00	AAA	2,194,400
	Apartments, Series 2000K-1, 6.000%, 12/01/33 (Alternative Minimum Tax)

	Florida Housing Finance Corporation, Housing Revenue Bonds, Augustine Club Apartments, Series
	2000D-1:
1,500	5.500%, 10/01/20 - MBIA Insured	10/10 at 102.00	Aaa	1,608,495
4,750	5.750%, 10/01/30 - MBIA Insured	10/10 at 102.00	Aaa	4,982,608

3,605	Jacksonville, Florida, GNMA Collateralized Housing Revenue Refunding Bonds, Windermere Manor	3/05 at 101.00	AAA	3,639,788
	Apartments Project, Series 1993A, 5.875%, 3/20/28

1,425	Miami-Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Country	6/11 at 100.00	AAA	1,489,382
	Club Villas II Project, Series 2001-1A, 5.750%, 7/01/27 (Alternative Minimum Tax) - FSA Insured

1,065	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Westlake	7/12 at 100.00	AAA	1,099,186
	Apartments Phase II, Series 2002, 5.150%, 7/01/22 (Alternative Minimum Tax) - FSA Insured

	Housing/Single Family - 1.4%

420	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding Bonds,	4/09 at 101.00	Aaa	426,581
	Series 1999B, 5.250%, 4/01/31 (Alternative Minimum Tax) - MBIA Insured

1,410	Escambia County Housing Finance Authority, Florida, Multi-County Single Family Mortgage Revenue	4/08 at 102.00	Aaa	1,428,626
	Bonds, Series 1999, 5.200%, 4/01/32 (Alternative Minimum Tax) - MBIA Insured

7,955	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2000-4, 0.000%,	1/10 at 24.65	AAA	1,390,057
	7/01/30 (Alternative Minimum Tax) - FSA Insured

	Tax Obligation/General - 2.8%

4,940	Florida State Board of Education, Full Faith and Credit, Public Education Capital Outlay Bonds,	6/11 at 101.00	AAA	5,100,846
	Series 2001C, 5.125%, 6/01/29 - FGIC Insured

1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 - AMBAC Insured	2/14 at 100.00	AAA	1,454,830

	Tax Obligation/Limited - 43.0%

3,820	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%, 7/01/19 -	7/13 at 100.00	AAA	4,173,885
	MBIA Insured

4,835	Cape Coral, Florida, Capital Improvement Revenue Bonds, Series 1999, 5.375%, 10/01/24 - FSA	10/09 at 101.00	Aaa	5,220,398
	Insured

1,250	Dade County, Florida, Special Obligation and Refunding Bonds, Series 1996B, 5.000%, 10/01/35 -	10/06 at 102.00	AAA	1,261,088
	AMBAC Insured

1,555	DeSoto County, Florida, Capital Improvement Revenue Bonds, Series 2002, 5.250%, 10/01/20 - MBIA	4/12 at 101.00	AAA	1,691,996
	Insured

	Destin, Florida, Capital Improvement Revenue Bonds, Series 2002:
1,000	5.000%, 8/01/27 - MBIA Insured	8/12 at 101.00	Aaa	1,026,670
1,000	5.125%, 8/01/31 - MBIA Insured	8/12 at 101.00	Aaa	1,030,740

2,230	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund - Intermodal	10/09 at 101.00	AAA	2,415,469
	Program, Series 1999, 5.500%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured

1,435	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003A,	7/13 at 101.00	AAA	1,550,460
	5.000%, 7/01/19 - FGIC Insured

	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
3,365	5.375%, 11/01/25 - MBIA Insured	11/10 at 101.00	AAA	3,600,281
3,345	5.375%, 11/01/30 - MBIA Insured	11/10 at 101.00	AAA	3,545,968

1,000	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18 - MBIA Insured	11/11 at 101.00	AAA	1,092,080

1,080	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985B, 5.900%,	12/06 at 101.00	AAA	1,176,757
	12/01/15 (Mandatory put 12/01/10) - FGIC Insured

1,020	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-3-1996, Series 1985C, 5.900%,	12/06 at 101.00	AAA	1,111,382
	12/01/15 (Mandatory put 12/01/08) - FGIC Insured

1,500	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 7-3-2000, Series 1985E, 5.750%,	12/10 at 101.00	AAA	1,626,930
	12/01/20 (Mandatory put 12/01/19) - FGIC Insured

5,200	Gulf Breeze, Florida, Local Government Loan Program, Remarketed 6-1-2001, Series 1985E, 4.750%,	12/11 at 101.00	AAA	5,643,456
	12/01/20 (Mandatory put 12/01/11) - FGIC Insured

6,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AAA	6,142,680
	7/01/29 - MBIA Insured

1,500	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%, 10/01/20 -	10/13 at 100.00	AAA	1,641,180
	MBIA Insured

	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
1,730	5.000%, 10/01/18 - AMBAC Insured	10/12 at 100.00	AAA	1,857,899
2,000	5.000%, 10/01/19 - AMBAC Insured	10/12 at 100.00	AAA	2,136,520

18,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 1997A, 0.000%, 10/01/21 -	4/08 at 49.54	AAA	7,501,500
	MBIA Insured

1,000	Opa-Locka, Florida, Capital Improvement Revenue Bonds, Series 1994, 7.000%, 1/01/14 - FGIC Insured	1/05 at 101.00	AAA	1,024,360

3,180	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/19 - FGIC Insured	1/13 at 100.00	AAA	3,441,937

4,770	Orange County School Board, Florida, Master Lease Program, Certificates of Participation, Series	8/07 at 101.00	Aaa	5,125,126
	1997A, 5.375%, 8/01/22 - MBIA Insured

5,820	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004, 5.000%,	4/14 at 100.00	Aaa	6,128,111
	4/01/23 - MBIA Insured

6,500	Palm Beach County, Florida, Administrative Complex Revenue Refunding Bonds, Series 1993, 5.250%,	No Opt. Call	AAA	7,308,795
	6/01/11 - FGIC Insured

	Palm Beach County, Florida, Criminal Justice Facilities, Revenue Refunding Bonds, Series 1993:
2,500	5.375%, 6/01/08 - FGIC Insured	No Opt. Call	AAA	2,762,625
4,000	5.375%, 6/01/10 - FGIC Insured	No Opt. Call	AAA	4,510,640

2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AAA	2,254,597
	8/01/24 - FGIC Insured

1,300	Plantation, Florida, Non-Ad Valorem Revenue Bonds, Refunding and Improvement Projects, Series 2003,	8/13 at 100.00	Aaa	1,381,770
	5.000%, 8/15/21 - FSA Insured

4,260	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program, Series	7/14 at 100.00	AAA	4,448,590
	2004A, 5.000%, 7/01/24 - FSA Insured

	St. Petersburg, Florida, Professional Sports Facility Sales Tax Revenue Bonds, Series 2003:
1,405	5.125%, 10/01/19 - FSA Insured	10/13 at 100.00	Aaa	1,529,609
1,475	5.125%, 10/01/20 - FSA Insured	10/13 at 100.00	Aaa	1,596,525
1,555	5.125%, 10/01/21 - FSA Insured	10/13 at 100.00	Aaa	1,674,595

1,245	Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002, 5.000%, 4/01/22 - FGIC Insured	4/12 at 100.00	AAA	1,306,491

	Transportation - 17.0%

9,000	Broward County, Florida, Airport System Revenue Bonds, Series 2001J-1, 5.250%, 10/01/26	10/11 at 101.00	AAA	9,263,520
	(Alternative Minimum Tax) - AMBAC Insured

1,100	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 - MBIA	10/05 at 102.00	AAA	1,163,646
	Insured

2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds, Series	10/13 at 100.00	AAA	2,161,740
	2003A, 5.000%, 10/01/17 - FSA Insured

3,800	Jacksonville Port Authority, Florida, Port Facilities Revenue Bonds, Series 1996, 5.625%, 11/01/18	11/06 at 102.00	AAA	4,060,756
	(Alternative Minimum Tax) - MBIA Insured

15,025	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 6.000%, 10/01/32 (Alternative Minimum	10/10 at 101.00	AAA	16,761,139
	Tax) - FSA Insured

5,615	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	6,332,653
	5.750%, 10/01/19 (Alternative Minimum Tax) - FGIC Insured

	U.S. Guaranteed*** - 16.9%

3,750	Broward County Health Facilities Authority, Florida, Hospital Revenue Bonds, Holy Cross Hospital	6/05 at 100.00	AAA	3,815,700
	Inc., Series 1993, 5.850%, 6/01/12 (Pre-refunded to 6/01/05) - AMBAC Insured

1,025	Jacksonville, Florida, Sales Tax Revenue Bonds, River City Renaissance Project, Series 1995,	10/05 at 101.00	AAA	1,075,061
	5.500%, 10/01/10 (Pre-refunded to 10/01/05) - FGIC Insured

	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
5,000	5.500%, 10/01/15 - FGIC Insured	10/04 at 101.00	AAA	5,160,350
1,200	5.500%, 10/01/21 - FGIC Insured	10/04 at 101.00	AAA	1,236,504

7,855	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992,	No Opt. Call	AAA	9,639,499
	6.000%, 10/01/19 - MBIA Insured

	Sunrise, Florida, Utility System Revenue Bonds, Series 1996A:
6,900	5.750%, 10/01/16 (Pre-refunded to 10/01/06) - AMBAC Insured	10/06 at 101.00	AAA	7,495,332
8,700	5.750%, 10/01/21 (Pre-refunded to 10/01/06) - AMBAC Insured	10/06 at 101.00	AAA	9,450,636

1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System - St. Joseph's Hospital,	12/04 at 101.00	AAA	1,616,535
	Series 1993, 5.125%, 12/01/23 - MBIA Insured

	Utilities - 4.0%

3,525	Palm Beach County Solid Waste Authority, Florida, Revenue Refunding Bonds, Series 1997A, 6.000%,	No Opt. Call	AAA	4,033,129
	10/01/09 - AMBAC Insured

8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/14 -	No Opt. Call	AAA	5,292,640
	AMBAC Insured

	Water and Sewer - 29.6%

	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003:
4,775	5.000%, 10/01/21 - MBIA Insured	10/13 at 100.00	AAA	5,079,168
4,500	5.000%, 10/01/24 - MBIA Insured	10/13 at 100.00	AAA	4,704,030

	Davie, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 - AMBAC Insured	10/13 at 100.00	AAA	1,011,647
475	5.250%, 10/01/18 - AMBAC Insured	10/13 at 100.00	AAA	524,999

	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 - MBIA Insured	10/13 at 100.00	AAA	1,355,838
1,095	5.000%, 10/01/23 - MBIA Insured	10/13 at 100.00	AAA	1,150,473
1,225	5.000%, 10/01/24 - MBIA Insured	10/13 at 100.00	AAA	1,280,542

1,000	Florida Governmental Utility Authority, Utility Revenue Bonds, Golden Gate Utility System, Series	7/09 at 101.00	Aaa	1,016,250
	1999, 5.000%, 7/01/29 - AMBAC Insured

3,945	Florida Governmental Utility Authority, Utility Revenue Bonds, Citrus Utility System, Series 2003,	10/13 at 100.00	AAA	4,144,854
	5.000%, 10/01/23 - AMBAC Insured

8,000	Indian River County, Florida, Water and Sewer Revenue Bonds, Series 1993A, 5.250%, 9/01/24 - FGIC	9/08 at 102.00	AAA	8,485,360
	Insured

2,000	Indian Trail Water Control District, Florida, Water Control and Improvement Bonds, Unit of	8/07 at 101.00	AAA	2,159,620
	Development No. 17, Series 1996, 5.500%, 8/01/22 - MBIA Insured

3,450	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A, 5.375%, 10/01/30 - MBIA	4/07 at 100.00	AAA	3,619,361
	Insured

2,510	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/14 - FGIC	10/13 at 100.00	AAA	2,781,833
	Insured

1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 - AMBAC Insured	10/13 at 100.00	AAA	1,533,433

2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20 - MBIA	10/13 at 100.00	Aaa	2,164,780
	Insured

	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 - MBIA Insured	10/13 at 100.00	AAA	1,500,795
1,000	5.250%, 10/01/18 - MBIA Insured	10/13 at 100.00	AAA	1,105,260

1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003,	10/13 at 100.00	AAA	1,870,978
	5.000%, 10/01/20 - MBIA Insured

	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 - MBIA Insured	10/13 at 100.00	AAA	1,099,670
500	5.250%, 10/01/20 - MBIA Insured	10/13 at 100.00	AAA	547,060
500	5.250%, 10/01/21 - MBIA Insured	10/13 at 100.00	AAA	545,085

	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002:
1,190	5.250%, 5/01/15 - MBIA Insured	5/12 at 100.00	AAA	1,315,557
1,980	5.250%, 5/01/17 - MBIA Insured	5/12 at 100.00	AAA	2,171,030

10,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2001, 0.000%, 9/01/29 - MBIA Insured	9/11 at 34.97	AAA	2,398,400

2,330	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21 - MBIA Insured	9/13 at 100.00	AAA	2,477,209

1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21 - MBIA Insured	9/14 at 100.00	Aaa	1,068,930

	Sebring, Florida, Water and Wastewater Revenue Refunding Bonds, Series 2002:
1,360	5.250%, 1/01/17 - FGIC Insured	1/13 at 100.00	AAA	1,501,032
770	5.250%, 1/01/18 - FGIC Insured	1/13 at 100.00	AAA	845,268
500	5.250%, 1/01/20 - FGIC Insured	1/13 at 100.00	AAA	543,715

3,530	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992,	No Opt. Call	AAA	4,299,187
	6.000%, 10/01/19 - MBIA Insured

1,300	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1996, 5.800%, 10/01/11 - AMBAC	10/06 at 102.00	AAA	1,419,197
	Insured

2,000	Village Center Community Development District, Florida, Utility Revenue Bonds, Series 2003,	10/13 at 101.00	AAA	2,155,680
	5.250%, 10/01/23 - MBIA Insured

1,100	Wauchula, Florida, Utility Revenue Bonds, Series 2001A, 5.000%, 10/01/31 - FSA Insured	10/11 at 101.00	AAA	1,123,634

$341,145	Total Long-Term Investments (cost $311,263,426) - 144.3%			336,240,655

	Short-Term Investments - 0.6%

1,500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	1,500,000
	Obligations, Series 1985, 1.590%, 12/01/15 - MBIA Insured†

$1,500	Total Short-Term Investments (cost $1,500,000)			1,500,000

	Total Investments (cost $312,763,426) - 144.9%			337,740,655

	Other Assets Less Liabilities - 2.7%			6,411,788

	Preferred Shares, at Liquidation Value - (47.6)%			(111,000,000)

	Net Assets Applicable to Common Shares - 100%			$233,152,443

	All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance
	or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
	Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are
	normally considered to be equivalent to AAA rated securities.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it
	as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based
	on market conditions or a specified market index.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At September 30, 2004, the cost of investments was $312,717,084.

	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$25,169,140
	Depreciation	(145,569)

	Net unrealized appreciation of investments	$25,023,571

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Florida Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.